Sale Of Lubricants Business	12 Months Ended
Dec. 31, 2018
SALE OF LUBRICANTS BUSINESS
SALE OF LUBRICANTS BUSINESS

33. SALE OF LUBRICANTS BUSINESS

On February 1, 2017, the company completed the previously announced sale of its lubricants business for proceeds of $1.1 billion before closing adjustments and other closing costs. The sale of this business resulted in an after-tax gain of $354 million, including a current tax expense of $101 million and a deferred tax recovery of $11 million, in the Refining and Marketing segment.